Share-based payment	12 Months Ended
Dec. 31, 2025
Share-based payment
Share-based payment

32.Share-based payment

Prior to consummation of the Reverse Recapitalization, FFG Group had in place equity-settled share-based payment arrangements as follows:

●	On September 23, 2020, a restricted share units scheme (“the RSUs Scheme”) was adopted for the purpose of recognizing the contribution of participants including its senior management members and consultants. The RSUs Scheme will remain in force for the period of 10 years up to September 22, 2030 and the maximum number of shares to be granted will not exceed 32,129,493 shares.
●	On September 23, 2020, restricted share units (“RSUs”) to subscribe for an aggregate of 17,051,419 ordinary shares were granted to nine senior management members and consultants. The exercise price of granted restricted share unit is € 1.00 per share to eight of them and € 2.04 per share to one of them. The RSUs included certain performance conditions, which required the senior management members and consultants to complete a service period and still in the same position as when granted. The vesting term of the RSUs includes a three-year vesting schedule respectively. The first twenty-five percent (25%) of RSUs immediately vested as of the grant date. The remaining portions vesting schedule consists of a cliff vesting of twenty-five percent (25%) on every anniversary of the grant date. All options shall expire in nine years from the respective grant dates.
●	On September 23, 2021, RSUs to subscribe for an aggregate of 12,688,696 ordinary shares were granted to 15 senior management members and consultants. The exercise price of granted restricted share unit is € 2.04 per ordinary share. The RSUs included certain performance conditions, which required the senior management members and consultants to complete a service period and still in the same position as when granted. The vesting term of the RSUs includes a four-year vesting schedule respectively. The vesting schedule consists of a cliff vesting of twenty-five percent (25%) on every anniversary of the grant date. All options shall expire in ten years from the respective grant dates.
●	In December 2021, a share economic beneficial interest right scheme (the “SEBIRs Scheme”) was adopted that modifies all RSUs originally granted to senior management members and consultants according to the RSUs scheme into share economic beneficial interest rights (“SEBIRs”), in which RSUs that have met the vesting conditions will be converted the same copies of SEBIRs that can be exercised immediately, RSUs that fail to meet the vesting conditions will be converted into the same copies of SEBIRs, vesting period and conditions as those under the original grant agreement. 32,129,493 class B non-voting ordinary shares were issued with the par value of €0.0001 to Brilliant Fashion Holdings Limited, which has been established for the SEBIRs Scheme, as the maximum number of shares granted by Brilliant Fashion Holdings Limited to senior management members and consultants under the SEBIRs Scheme.

In connection with the Reverse Recapitalization, the number and exercise price of FFG ordinary shares under SEBIRs Scheme that were outstanding at the time of consummation of the Reverse Recapitalization have been replaced by LGHL ordinary shares, based on an exchange ratio for the right to receive 0.26926188 LGHL ordinary share for each FFG ordinary share.

On April 2023, SEBIRs to subscribe for an aggregate of 60,000 ordinary shares were granted to five directors. The SEBIRs included certain performance conditions, which required the directors to complete a service period and still in the same position as when granted. The vesting term of the SEBIRs includes a three-year vesting schedule respectively. One-third of Awards shall vest at the end of the first twelve months after December 14, 2022; then half of the remaining portions (being one-third of Awards) shall vest each twelve months over next 24 months. All options shall expire in ten years from the respective grant dates.

For the years ended December 31, 2025 and 2024, movements in the number of RSUs / copies of SEBIRs granted but not yet vested according to the SEBIRs Scheme and their related weighted average exercise prices are as follows (each copy of SEBIR corresponds to one share of the Company):

	For the years ended December 31,
	2025		2024
	Average exercise		Average exercise
	price in Euro	SEBIRs/RSUs	price in Euro	SEBIRs/RSUs
	per share/copy	(thousand)	per share/copy	(thousand)
At January 1,	5.17	4,347	5.30	4,579
Canceled and forfeited	—	—	7.70	(232)
At December 31,	5.17	4,347	5.17	4,347

The RSUs and SEBIRs outstanding in thousands at the end of the year have the following expiry dates and exercise prices:

	Exercise price in Euro
Expiry date	per RSU/ SEBIR	Shares/Copies (thousand)
		2025	2024
September 22, 2029	3.77	2,314	2,314
September 22, 2029	3.77	369	369
September 22, 2031	7.70	1,604	1,604
March 23, 2033	—	60	60
		4,347	4,347

The fair value of RSUs granted on September 23, 2020 was determined using the Binomial Option-Pricing Model. The significant inputs into the model included the share price of €1.82 per share at the grant date, exercise price shown above, expected annual risk-free interest rate of 0.61%, expected no dividend and volatility of 32.61%. The total fair value of these RSUs was €14,652 thousand. €869 thousand was charged to administrative expenses for the years ended December 31, 2023, respectively. (2025 and 2024: Nil)

The fair value of RSUs granted on September 23, 2021 was determined using the Binomial Option-Pricing Model. The significant inputs into the model included the share price of €2.23 per share at the grant date, exercise price shown above, expected annual risk-free interest rate of 1.35%, expected no dividend and volatility of 32.52%. The total fair value of these RSUs was €10,492 thousand. €136 thousand, €406 thousand and €1,773 thousand was charged to administrative expenses for the year ended December 31, 2025, 2024 and 2023, respectively.

The fair value of SEBIRs granted on April, 2023 was determined based on the closing price of the shares on the grant date. The weighted average fair value of SEBIRs granted during the year ended was $5.47. The total fair value of these SEBIRs was €302 thousand. €48 thousand, €147 thousand and €107 thousand were charged to administrative expenses for the years ended December 31, 2025, 2024 and 2023, respectively.